Mercer Non-US Core Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.0%

	Australia — 3.1%
224,400	AGL Energy, Ltd.	2,069,242
1,842,197	Alumina, Ltd.	2,608,511
264,185	APA Group	1,967,234
208,100	Australia & New Zealand Banking Group, Ltd.	3,645,175
1,987,600	Beach Energy, Ltd.(a)	2,768,386
294,129	BGP Holdings Plc* (b)	—
254,404	BHP Group, Ltd.	8,329,471
91,825	BHP Group, Ltd., ADR	5,999,846
352,276	Bingo Industries, Ltd.	663,275
450,222	BlueScope Steel, Ltd.	6,072,795
273,548	Champion Iron, Ltd.*	1,002,646
228,386	Codan, Ltd.	1,970,297
240,808	Collins Foods, Ltd.	1,791,300
935,331	CSR, Ltd.	3,774,744
399,391	Deterra Royalties, Ltd.* (a)	1,479,313
768,500	Fortescue Metals Group, Ltd.	13,894,299
412,122	Galaxy Resources, Ltd.*	709,171
1,233,793	Genworth Mortgage Insurance Australia, Ltd.	2,275,415
822,452	Gold Road Resources, Ltd.*	840,905
872,100	Harvey Norman Holdings, Ltd.(a)	3,156,164
545,857	Humm Group, Ltd.(a)	473,862
729,311	IGO, Ltd.	3,590,492
539,745	Iluka Resources, Ltd.	2,703,048
1,053,631	Incitec Pivot, Ltd.*	1,853,719
731,800	Inghams Group, Ltd.	1,761,844
118,064	Integrated Research, Ltd.	242,337
254,400	Lendlease Corp., Ltd.	2,571,632
23,621	Magellan Financial Group, Ltd.	978,069
720,307	Mayne Pharma Group, Ltd.* (a)	191,760
42,269	McMillan Shakespeare, Ltd.	404,123
1,224,800	Metcash, Ltd.(a)	3,194,496
53,438	Mineral Resources, Ltd.	1,544,267
1,454,500	Mirvac Group REIT	2,963,044
261,456	NEXTDC, Ltd.*	2,467,434
1,626,284	Orora, Ltd.	3,388,290
810,700	Perenti Global, Ltd.	857,040
542,672	Perseus Mining, Ltd.*	544,379
898,400	Qantas Airways, Ltd.*	3,362,265
811,515	Regis Resources, Ltd.	2,342,009
653,983	Reliance Worldwide Corp., Ltd.	2,043,817
121,608	Rio Tinto, Ltd.	10,681,675
222,027	Saracen Mineral Holdings, Ltd.*	813,804
872,942	Silver Lake Resources, Ltd.*	1,205,754
298,912	South32, Ltd.	569,719
1,041,700	Stockland REIT	3,360,001
345,218	Super Retail Group, Ltd.(a)	2,805,061
117,422	Technology One, Ltd.(a)	742,991

	Total Australia	122,675,121

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Austria — 0.2%
65,412	ams AG*	1,432,633
64,200	OMV AG	2,592,213
58,077	voestalpine AG	2,082,061
112,743	Wienerberger AG	3,597,650

	Total Austria	9,704,557

	Belgium — 0.2%
66,193	Ageas SA	3,529,563
69,704	bpost SA*	724,081
24,636	Kinepolis Group NV* (a)	1,047,482
34,100	UCB SA	3,524,764

	Total Belgium	8,825,890

	Bermuda — 0.2%
141,653	Golden Ocean Group, Ltd.	661,779
272,730	Hiscox, Ltd.*	3,705,713
62,900	Hongkong Land Holdings, Ltd.	259,777
1,416,800	Man Wah Holdings, Ltd.	3,073,386
1,289,000	Shenzhen International Holdings, Ltd.	2,081,325

	Total Bermuda	9,781,980

	Brazil — 0.8%
183,116	Banco Bradesco SA, ADR*	963,190
699,500	Duratex SA*	2,577,573
541,000	JBS SA	2,464,299
2,857,492	Magazine Luiza SA	13,725,776
288,700	Movida Participacoes SA*	1,147,752
219,579	Petroleo Brasileiro SA, ADR	2,428,544
101,500	SIMPAR SA*	693,120
159,700	Tupy SA*	644,740
322,824	Vale SA Class B, ADR	5,410,530
135,800	WEG SA	1,980,188

	Total Brazil	32,035,712

	Canada — 2.0%
91,274	Agnico Eagle Mines, Ltd.	6,418,554
31,900	Canadian Tire Corp., Ltd. Class A	4,189,817
73,855	Cascades, Inc.	843,477
240,100	Cineplex, Inc.(a)	1,747,039
1,000	Constellation Software, Inc.	1,297,425
47,124	Descartes Systems Group, Inc. (The)*	2,753,832
35,700	Dorel Industries, Inc. Class B* (a)	418,368
68,083	ECN Capital Corp.	345,759
221,130	Eldorado Gold Corp. *	2,928,150
1,306,990	Element Fleet Management Corp.(a)	13,726,473
117,900	Enerplus Corp.(a)	368,322
25,900	Exco Technologies, Ltd.	187,643
125,788	First Quantum Minerals, Ltd.	2,256,088

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Canada — continued
101,510	Franco-Nevada Corp.	12,716,637
63,980	Gildan Activewear, Inc.	1,792,080
83,800	Gildan Activewear, Inc. (Toronto Exchange)	2,341,006
170,204	Gran Colombia Gold Corp.	1,076,801
169,679	Hudbay Minerals, Inc.	1,187,753
224,577	Kinross Gold Corp.	1,648,395
58,800	Loblaw Cos., Ltd.	2,898,923
65,800	Magna International, Inc.	4,654,033
101,700	Medical Facilities Corp.(a)	561,984
145,791	Nutrien, Ltd.	7,021,295
168,200	Seven Generations Energy, Ltd. Class A*	872,686
267,100	ShawCor, Ltd.	737,984
1,860	Topicus.com, Inc.* (b)	7,025
58,702	Wheaton Precious Metals Corp.	2,449,449

	Total Canada	77,446,998

	Cayman Islands — 2.0%
32,920	Alibaba Group Holding, Ltd., ADR*	7,661,472
30,700	Baidu, Inc., ADR*	6,638,568
456,000	C-Mer Eye Care Holdings, Ltd.	337,567
1,777,000	China Medical System Holdings, Ltd.	1,984,668
3,542,000	China Resources Cement Holdings, Ltd.	3,955,934
2,866,000	Chinasoft International, Ltd.*	3,197,238
479,500	CK Hutchison Holdings, Ltd.	3,345,557
1,590,000	Comba Telecom Systems Holdings, Ltd.	463,434
119,130	GDS Holdings, Ltd., ADR*	11,155,333
3,565,000	IGG, Inc.	3,733,345
3,714,000	Jiangnan Group, Ltd.	213,150
3,247,000	Lee & Man Paper Manufacturing, Ltd.	2,659,124
119,500	Melco Resorts & Entertainment, Ltd., ADR	2,216,725
67,917	Sapiens International Corp. NV	2,078,939
182,650	Tencent Holdings, Ltd.	13,285,607
9,510,000	Tongda Group Holdings, Ltd.	699,098
1,834,000	United Laboratories International Holdings, Ltd. (The)	1,300,902
4,699,500	WH Group, Ltd.	3,939,559
3,048,000	Xinyi Glass Holdings, Ltd.	8,510,508

	Total Cayman Islands	77,376,728

	China — 0.1%
2,710,500	China Railway Construction Corp., Ltd. Class H	1,482,170
628,600	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	1,107,408

	Total China	2,589,578

	Denmark — 1.2%
13,356	Carlsberg AS Class B	2,141,000
17,692	Coloplast AS Class B	2,703,458
282,200	Danske Bank AS*	4,668,929
63,400	DFDS AS*	2,868,033
2,662	Genmab AS*	1,077,752

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Denmark — continued
54,453	ISS AS*	943,428
45,818	Jyske Bank AS*	1,755,597
222,469	Novo Nordisk AS Class B	15,602,268
191,461	Novozymes AS Class B	10,999,527
46,074	Pandora AS	5,157,622
58,773	Sydbank AS*	1,299,411

	Total Denmark	49,217,025

	Finland — 1.2%
114,831	Caverion OYJ*	816,314
60,282	Kone OYJ Class B	4,901,959
50,274	Konecranes OYJ Class A	1,770,337
277,208	Neste OYJ	20,065,760
1,446,027	Nokia OYJ*	5,575,021
305,100	Nordea Bank Abp*	2,497,254
6,679	QT Group OYJ*	470,712
142,906	TietoEVRY OYJ	4,696,541
162,831	Valmet OYJ	4,654,056
139,508	Wartsila OYJ Abp	1,391,164

	Total Finland	46,839,118

	France — 11.8%
81,260	Air Liquide SA	13,347,896
56,108	Albioma SA	3,226,594
127,960	Arkema SA	14,638,869
146,709	AXA SA	3,502,517
119,700	BNP Paribas SA*	6,313,112
78,800	Bouygues SA	3,244,389
168,790	Capgemini SE	26,187,115
295,800	Carrefour SA	5,077,823
33,000	Casino Guichard Perrachon SA*	1,017,100
1,450,000	CGG SA*	1,437,059
246,322	Cie de Saint-Gobain*	11,302,022
48,517	Cie Generale des Etablissements Michelin SCA	6,230,144
262,645	CNP Assurances*	4,235,515
82,642	Coface SA*	830,167
361,100	Credit Agricole SA*	4,559,622
153,190	Danone SA	10,076,538
107,545	Dassault Systemes SE	21,863,126
240,740	Edenred	13,670,409
251,609	Elior Group SA 144A	1,699,366
606,730	Engie SA*	9,294,403
37,070	EssilorLuxottica SA	5,785,285
450,684	Europcar Mobility Group* 144A	416,884
419,041	Eutelsat Communications SA	4,747,765
14,057	Gaztransport Et Technigaz SA	1,362,196
21,909	ICADE REIT	1,686,145
42,863	IPSOS	1,447,483
47,646	Klepierre SA REIT	1,072,087

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	France — continued
65,260	L’Oreal SA	24,817,028
223,000	Legrand SA	19,918,169
36,332	LVMH Moet Hennessy Louis Vuitton SE	22,711,556
125,400	Metropole Television SA*	2,034,524
536,500	Natixis SA*	1,830,796
77,474	Nexans SA*	5,616,503
36,500	Nexity SA	1,583,628
838,443	Orange SA	9,985,885
128,430	Pernod Ricard SA	24,639,633
146,686	Peugeot SA*	4,014,915
62,549	Publicis Groupe SA	3,119,437
35,500	Quadient SA	683,249
31,952	Renault SA*	1,398,032
251,009	Rexel SA*	3,960,339
124,950	Safran SA*	17,726,733
222,737	Sanofi	21,448,098
379,884	Schneider Electric SE	54,986,672
51,200	Societe BIC SA	2,897,993
264,659	Societe Generale SA*	5,512,124
11,213	Sodexo SA	949,675
22,350	Sopra Steria Group*	3,615,186
53,153	Teleperformance	17,644,090
219,200	Television Francaise 1*	1,767,452
12,319	Thales SA	1,128,961
264,498	TOTAL SE	11,424,016
504,273	Valeo SA	19,916,863
30,407	Vallourec SA*	995,034
174,011	Veolia Environnement SA	4,260,352

	Total France	468,858,574

	Germany — 7.5%
41,400	Allianz SE	10,166,452
47,200	Aurubis AG	3,676,464
134,700	Bayer AG	7,936,530
26,221	Beiersdorf AG	3,029,890
78,800	BMW AG	6,964,108
285,440	CECONOMY AG*	1,978,502
22,392	CompuGroup Medical SE & Co. KgaA	2,153,462
80,564	Continental AG	11,952,107
149,257	Covestro AG 144A	9,218,829
297,433	Daimler AG	21,031,175
11,687	Delivery Hero SE* 144A	1,816,053
55,752	Deutsche Bank AG*	610,459
30,337	Deutsche Boerse AG	5,168,798
199,311	Deutsche Lufthansa AG*	2,637,421
233,239	Deutsche Pfandbriefbank AG*	2,509,913
218,000	Deutsche Post AG	10,802,722
238,300	Deutsche Telekom AG	4,360,458
266,041	Deutsche Wohnen SE	14,221,726

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Germany — continued
86,787	Deutz AG*	541,560
20,682	Duerr AG	845,202
176,038	Evonik Industries AG	5,746,639
92,100	Fresenius SE & Co. KGaA	4,264,150
182,826	GEA Group AG	6,549,840
20,625	Gerresheimer AG	2,214,434
22,122	HelloFresh SE*	1,710,658
88,000	HUGO BOSS AG	2,938,380
666,109	Infineon Technologies AG	25,583,403
179,935	Knorr-Bremse AG	24,587,408
29,802	Koenig & Bauer AG*	872,224
24,785	Krones AG	2,003,011
30,798	LEG Immobilien AG	4,787,988
11,600	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,446,104
43,415	Nordex SE*	1,177,149
163,125	Puma SE*	18,418,311
54,801	Rheinmetall AG	5,805,341
71,918	RWE AG	3,041,996
141,431	SAP SE	18,554,194
28,237	Siemens Healthineers AG 144A	1,450,383
27,377	Siltronic AG	4,290,982
47,568	SMA Solar Technology AG*	3,256,392
81,763	Software AG	3,335,371
89,939	Symrise AG Class A	11,928,862
156,719	TAG Immobilien AG*	4,966,416
42,000	Talanx AG*	1,632,118
93,600	United Internet AG	3,943,071
10,197	Volkswagen AG	2,122,259
114,656	Vonovia SE	8,383,571

	Total Germany	298,632,486

	Hong Kong — 1.0%
1,214,800	AIA Group, Ltd.	14,883,703
661,000	China Mobile, Ltd.	3,767,961
1,487,500	Techtronic Industries Co., Ltd.	21,217,524

	Total Hong Kong	39,869,188

	Hungary — 0.1%
229,600	MOL Hungarian Oil & Gas Plc*	1,696,322
155,400	Richter Gedeon Nyrt	3,900,462

	Total Hungary	5,596,784

	India — 0.4%
746,300	HDFC Bank, Ltd.*	14,692,103

	Indonesia — 0.0%
3,540,700	Bank Negara Indonesia Persero Tbk PT	1,556,144

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Ireland — 0.8%
225,100	C&C Group Plc*	700,018
126,157	James Hardie Industries Plc, CDI*	3,720,682
57,566	Kerry Group Plc Class A	8,346,533
170,777	Ryanair Holdings Plc, ADR*	18,782,054

	Total Ireland	31,549,287

	Israel — 0.3%
27,594	Hilan, Ltd.	1,309,744
51,813	Maytronics, Ltd.	779,260
16,258	Nova Measuring Instruments, Ltd.*	1,147,903
61,473	Stratasys, Ltd.*	1,273,721
210,300	Teva Pharmaceutical Industries, Ltd.*	2,000,955
54,043	Tower Semiconductor, Ltd.*	1,403,253
23,430	Wix.com, Ltd.*	5,856,563

	Total Israel	13,771,399

	Italy — 2.2%
2,822,000	A2A SpA	4,504,253
158,122	Assicurazioni Generali SpA	2,758,884
356,189	Autogrill SpA*	2,383,908
524,667	Banca Popolare di Sondrio SCPA*	1,412,304
295,144	BPER Banca*	536,268
88,827	Buzzi Unicem SpA	2,119,343
64,224	Datalogic SpA	1,100,138
2,420,588	Enel SpA	24,511,114
1,131,173	Eni SpA	11,830,831
111,114	Esprinet SpA*	1,465,579
354,775	Eurotech SpA* (a)	2,237,708
393,755	Falck Renewables SpA	3,174,923
981,417	Intesa Sanpaolo SpA*	2,296,674
725,151	Leonardo SpA	5,243,697
291,800	Mediobanca Banca di Credito Finanziario SpA*	2,692,020
1,079,552	OVS SpA* (a) 144A	1,386,930
91,717	Poste Italiane SpA 144A	933,673
523,706	Reno de Medici SpA	621,557
10,207	Reply SpA	1,190,180
278,436	Rizzoli Corriere Della Sera Mediagroup SpA*	194,188
641,104	Saipem SpA(a)	1,729,652
1,087,683	Saras SpA* (a)	791,181
174,600	Societa Cattolica di Assicurazioni SC* (a)	979,716
42,561	Tod’s SpA* (a)	1,482,069
344,357	UniCredit SpA*	3,222,393
596,700	Unipol Gruppo SpA*	2,854,661
1,078,000	UnipolSai Assicurazioni SpA	2,862,201

	Total Italy	86,516,045

	Japan — 22.2%
78,000	ADEKA Corp.	1,360,628
149,100	Adways, Inc.(a)	953,131

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
45,400	Aeon Co., Ltd.	1,488,489
2,200	AEON REIT Investment Corp. REIT	2,812,727
148,000	AGC, Inc.(a)	5,160,540
2,000	AI inside, Inc.* (a)	1,421,861
178,000	Alpen Co., Ltd.(a)	4,075,665
33,200	Altech Corp.(a)	674,644
42,400	Amada Co., Ltd.	465,293
91,600	Amano Corp.	2,189,634
116,900	Asics Corp.(a)	2,241,871
116,100	ASKA Pharmaceutical Co., Ltd.	1,793,593
564,500	Astellas Pharma, Inc.	8,715,318
62,300	Avex, Inc.	690,311
7,500	BayCurrent Consulting, Inc.	1,314,107
32,200	Brother Industries, Ltd.	663,056
88,300	Can Do Co., Ltd.	1,620,693
108,800	Canon, Inc.(a)	2,084,424
45,109	Canon, Inc., ADR	875,566
45,400	Central Glass Co., Ltd.	987,635
367,894	Chiba Bank, Ltd. (The)	2,023,960
214,300	Chubu Electric Power Co., Inc.	2,580,027
15,200	CMIC Holdings Co., Ltd.	199,487
51,700	Coca-Cola Bottlers Japan Holdings, Inc.(a)	805,708
7,000	Cosmos Pharmaceutical Corp.	1,130,902
213,900	Credit Saison Co., Ltd.	2,457,120
46,200	Cybozu, Inc.(a)	1,154,049
374,300	Dai-ichi Life Holdings, Inc.	5,626,554
576,700	Daicel Corp.	4,206,064
4,900	Daiichi Sanyko Co., Ltd.	167,771
35,500	Daiichikosho Co., Ltd.	1,225,798
42,600	Daikin Industries, Ltd.	9,457,039
111,200	Daiwa House Industry Co., Ltd.	3,300,080
647,500	Daiwa Securities Group, Inc.	2,947,600
265,000	DeNA Co., Ltd.	4,720,180
60,000	Denka Co., Ltd.	2,342,002
88,000	Dexerials Corp.	1,149,809
85,100	DIC Corp.(a)	2,146,355
52,800	Dip Corp.	1,407,898
11,200	Disco Corp.	3,769,674
191,300	DMG Mori Co., Ltd.(a)	2,907,160
41,800	Dowa Holdings Co., Ltd.	1,512,160
52,800	Eagle Industry Co., Ltd.	506,802
60,200	East Japan Railway Co.	4,014,499
275,800	EDION Corp.	2,799,539
105,100	Electric Power Development Co., Ltd.	1,446,531
37,400	en-japan, Inc.	1,119,337
1,251,100	ENEOS Holdings, Inc.	4,488,425
16,200	Enplas Corp.	611,942
180,100	EPS Holdings, Inc.	1,702,529
107,100	Ezaki Glico Co., Ltd.(a)	4,704,329
50,600	FANUC Corp.	12,428,844

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
38,900	Freebit Co., Ltd.	340,980
159,900	Fuji Corp.	4,201,741
14,000	Fuji Kyuko Co., Ltd.(a)	652,913
24,700	FUJIFILM Holdings Corp.	1,300,970
120,900	Fukuoka Financial Group, Inc.	2,146,445
87,100	Furukawa Co., Ltd.	1,033,440
124,400	Futaba Industrial Co., Ltd.	636,188
58,900	Glory, Ltd.	1,187,185
38,500	GMO internet, Inc.	1,104,155
37,800	Godo Steel, Ltd.	710,638
199,100	Gumi, Inc.	1,579,378
42,600	GungHo Online Entertainment, Inc.	952,306
360,894	Hachijuni Bank, Ltd. (The)	1,198,960
322,500	Haseko Corp.	3,695,264
326,100	Hazama Ando Corp.	2,274,125
88,100	Hirose Electric Co., Ltd.	13,354,303
92,500	Hitachi Capital Corp.	2,231,755
309,100	Hitachi Zosen Corp.	1,706,494
269,800	Hitachi, Ltd.	10,622,665
335,600	Hokkaido Electric Power Co., Inc.	1,218,945
339,900	Honda Motor Co., Ltd.	9,473,217
118,400	Honda Motor Co., Ltd., ADR	3,344,800
6,300	Hosokawa Micron Corp.	388,087
73,500	Hoya Corp.	10,158,797
69,900	Ichinen Holdings Co., Ltd.	856,443
55,600	Ines Corp.	751,781
477,000	Inpex Corp.(a)	2,568,764
386,300	Isuzu Motors, Ltd.	3,666,754
226,400	Ito En, Ltd.	14,319,260
351,600	ITOCHU Corp.	10,093,878
77,400	Jaccs Co., Ltd.	1,370,402
18,900	JAFCO Group Co., Ltd.	942,758
105,600	Japan Airlines Co., Ltd.*	2,040,506
153,300	Japan Aviation Electronics Industry, Ltd.	2,344,527
108,700	Japan Petroleum Exploration Co., Ltd.	1,975,119
402,600	Japan Post Holdings Co., Ltd.	3,130,488
30,300	JFE Holdings, Inc.*	289,955
22,000	JMDC, Inc.*	1,244,419
59,000	Juki Corp.	301,729
134,400	K’s Holdings Corp.	1,869,324
12,500	Kaken Pharmaceutical Co., Ltd.	482,469
88,500	Kamigumi Co., Ltd.	1,614,078
278,400	Kandenko Co., Ltd.	2,354,043
37,800	Kaneka Corp.	1,321,691
282,500	Kanematsu Corp.	3,518,766
373,100	Kansai Electric Power Co., Inc. (The)	3,518,693
172,900	Kansai Paint Co., Ltd.	5,317,037
313,408	Kao Corp.(a)	24,193,537
79,400	Kappa Create Co., Ltd.*	1,111,269
42,400	Katakura Industries Co., Ltd.(a)	546,196

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
178,100	Kawasaki Heavy Industries, Ltd. *	4,008,953
658,600	KDDI Corp.	19,558,018
35,200	Keyence Corp.	19,774,323
61,900	Kirin Holdings Co., Ltd.(a)	1,459,292
71,900	Kisoji Co., Ltd.	1,672,061
59,800	Kissei Pharmaceutical Co., Ltd.	1,295,681
33,100	Kito Corp.	495,001
159,800	Kobayashi Pharmaceutical Co., Ltd.	19,517,439
15,786	Kose Corp.	2,691,013
12,000	Kurimoto, Ltd.	186,663
25,700	KYB Corp.*	588,702
243,600	Link And Motivation, Inc.(a)	1,380,270
112,400	Lion Corp.	2,719,504
64,200	M3, Inc.	6,058,411
44,200	Mandom Corp.	726,927
935,800	Marubeni Corp.	6,218,726
64,800	Matsumotokiyoshi Holdings Co., Ltd.	2,761,587
27,200	Matsuyafoods Holdings Co., Ltd.	887,830
63,400	Maxell Holdings, Ltd.*	789,698
607,800	Mebuki Financial Group, Inc.	1,195,054
25,400	Media Do Co., Ltd.	1,822,984
178,100	Medipal Holdings Corp.	3,343,095
2,700	Milbon Co., Ltd.	171,815
457,700	Mitsubishi Chemical Holdings Corp.	2,767,169
172,200	Mitsubishi Gas Chemical Co., Inc.	3,951,201
118,400	Mitsubishi Heavy Industries, Ltd.	3,619,259
69,900	Mitsubishi Materials Corp.	1,469,156
1,091,600	Mitsubishi UFJ Financial Group, Inc.	4,822,304
458,600	Mitsubishi UFJ Lease & Finance Co., Ltd.	2,198,721
67,400	Mitsui Chemicals, Inc.	1,974,769
61,900	Mixi, Inc.	1,535,434
442,000	Mizuho Financial Group, Inc.	5,597,511
91,200	Mizuho Leasing Co., Ltd.	2,742,758
128,700	MS&AD Insurance Group Holdings, Inc.	3,915,412
277,700	Murata Manufacturing Co., Ltd.	25,068,178
132,900	Nankai Electric Railway Co., Ltd.	3,369,967
17,800	NEC Corp.	955,126
146,600	Nihon House Holdings Co., Ltd.	468,575
255,800	Nihon Kohden Corp.	9,513,991
65,746	Nintendo Co., Ltd., ADR	5,293,868
99,400	Nippon Kayaku Co., Ltd.	920,397
37,200	Nippon Light Metal Holdings Co., Ltd.	688,909
101,800	Nippon Paper Industries Co., Ltd.	1,177,289
30,300	Nippon Sanso Holdings Corp.	562,301
452,600	Nippon Sheet Glass Co., Ltd.*	2,082,280
126,900	Nippon Soda Co., Ltd.	3,767,238
49,100	Nippon Steel Corp.*	631,554
565,900	Nippon Telegraph & Telephone Corp.	14,500,348
52,000	Nippon Yusen KK	1,209,783
153,500	Nishio Rent All Co., Ltd.	3,211,390

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
996,900	Nissan Motor Co., Ltd.*	5,407,177
49,200	Nisshin Oillio Group, Ltd. (The)	1,446,288
36,100	Nissin Foods Holdings Co., Ltd.	3,090,939
29,300	Nitto Denko Corp.	2,619,391
34,100	Nojima Corp.	934,369
2,021,300	Nomura Holdings, Inc.	10,669,848
35,900	Nomura Micro Science Co., Ltd.	1,116,170
312,100	Nomura Research Institute, Ltd.	11,169,640
540,941	North Pacific Bank, Ltd.	1,142,187
88,300	NTT Data Corp.	1,206,754
39,200	Obara Group, Inc.(a)	1,492,140
389,700	Obayashi Corp.	3,359,320
48,900	Obic Co., Ltd.	9,818,364
77,200	Oisix ra daichi, Inc.*	2,336,675
104,300	Oki Electric Industry Co., Ltd.	920,309
153,900	Okuwa Co., Ltd.	1,937,818
720,400	Olympus Corp.	15,744,904
126,700	Omron Corp.	11,290,038
36,100	Open House Co., Ltd.	1,325,188
10,100	Oriental Land Co., Ltd.	1,666,948
322,500	ORIX Corp.	4,949,404
40,100	Otsuka Holdings Co., Ltd.(a)	1,715,936
120,300	Outsourcing, Inc.(a)	1,609,127
67,500	Pacific Metals Co., Ltd.	1,457,940
151,100	Panasonic Corp.	1,742,308
52,000	Paramount Bed Holdings Co., Ltd.	2,369,703
29,000	Pilot Corp.(a)	813,444
68,400	Plenus Co., Ltd.	1,156,066
29,600	Prima Meat Packers, Ltd.	937,498
30,300	Punch Industry Co., Ltd.	123,554
306,000	Rakuten, Inc.(a)	2,946,041
520,000	Recruit Holdings Co., Ltd.	21,762,991
77,500	Relia, Inc.	960,071
47,300	Renesas Electronics Corp. *	494,326
518,100	Rengo Co., Ltd.	4,335,691
714,000	Resona Holdings, Inc.	2,492,378
102,900	Resorttrust, Inc.	1,469,075
7,100	Rohm Co., Ltd.	686,997
285,200	Rohto Pharmaceutical Co., Ltd.	8,439,014
17,200	RS Technologies Co., Ltd.	946,254
96,800	Sangetsu Corp.	1,454,180
194,400	Sanki Engineering Co., Ltd.	2,283,958
53,700	Sankyu, Inc.	2,025,875
631,600	Santen Pharmaceutical Co., Ltd.	10,246,792
32,200	Sanyo Trading Co., Ltd.	306,889
95,700	Sapporo Holdings, Ltd.(a)	1,845,500
40,100	Sawai Pharmaceutical Co., Ltd.	1,817,696
145,700	Secom Co., Ltd.	13,430,451
165,600	Seiko Epson Corp.	2,455,650
263,100	Shimadzu Corp.	10,218,713

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
43,600	Shin-Etsu Chemical Co., Ltd.	7,618,228
35,500	Shindengen Electric Manufacturing Co., Ltd.	881,956
264,300	Shinmaywa Industries, Ltd.	2,262,978
154,100	Shinsei Bank, Ltd.	1,897,052
65,000	Shionogi & Co., Ltd.	3,547,629
200,500	SKY Perfect JSAT Holdings, Inc.	986,527
19,300	SMC Corp.	11,767,495
78,600	Sohgo Security Services Co., Ltd.	4,072,933
133,900	Soiken Holdings, Inc.	818,353
1,670,600	Sojitz Corp.	3,721,614
57,600	Sompo Holdings, Inc.	2,328,101
44,300	Sony Corp.	4,413,051
19,300	ST Corp.	365,830
199,900	Subaru Corp.	3,993,353
19,600	Sumitomo Bakelite Co., Ltd.	673,931
66,500	Sumitomo Corp.	879,517
196,600	Sumitomo Electric Industries, Ltd.	2,602,101
186,500	Sumitomo Forestry Co., Ltd.	3,890,949
128,500	Sumitomo Heavy Industries, Ltd.	3,168,783
25,400	Sumitomo Metal Mining Co., Ltd.	1,126,511
414,700	Sumitomo Mitsui Construction Co., Ltd.	1,719,130
182,300	Sumitomo Mitsui Financial Group, Inc.	5,629,061
99,200	Sumitomo Mitsui Trust Holdings, Inc.	3,052,529
239,000	Sumitomo Rubber Industries, Ltd.(a)	2,053,300
11,700	Sumitomo Seika Chemicals Co., Ltd.	465,190
118,500	T&D Holdings, Inc.	1,396,818
67,700	Taiheiyo Cement Corp.	1,691,107
111,200	Takara Bio, Inc.	2,981,274
42,800	Takara Holdings, Inc.	534,352
174,500	Takeda Pharmaceutical Co., Ltd.	6,346,530
11,400	TDK Corp.	1,715,880
375,500	Teijin, Ltd.	7,055,741
224,700	Terumo Corp.	9,384,536
79,100	Tokio Marine Holdings, Inc.	4,066,665
142,000	Tokuyama Corp.	3,186,731
88,500	Tokyo Electric Power Co. Holdings, Inc.*	233,154
10,000	Tokyo Electron, Ltd.	3,719,308
15,700	Tokyo Electron, Ltd., ADR	1,469,332
56,300	Tokyo Seimitsu Co., Ltd.	2,644,729
57,100	Tokyotokeiba Co., Ltd.	2,588,290
150,100	Tomy Co., Ltd.	1,322,979
23,500	Tosho Co., Ltd.	355,988
17,200	Tosoh Corp.	267,883
111,400	Towa Corp.	2,266,951
54,000	Towa Pharmaceutical Co., Ltd.	1,001,075
54,200	Toyo Ink SC Holdings Co., Ltd.(a)	1,035,756
248,800	Toyo Suisan Kaisha, Ltd.	12,097,206
25,700	Toyo Tanso Co., Ltd.	502,077
65,800	Toyota Motor Corp.	5,071,147
27,500	Transcosmos, Inc.	693,859

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
85,600	TS Tech Co., Ltd.	2,644,816
16,600	Tsubakimoto Chain Co.	435,238
68,500	UACJ Corp.	1,255,286
130,200	Ube Industries, Ltd.	2,360,738
96,900	Ulvac, Inc.	4,143,673
50,100	Unicharm Corp.	2,373,860
2,100	United Super Markets Holdings, Inc.	22,984
194,400	Valor Holdings Co., Ltd.	4,976,504
217,100	Yamaha Motor Co., Ltd.	4,424,218
24,600	Yaskawa Electric Corp.	1,222,316
213,200	Yokogawa Electric Corp.	4,241,492
129,200	Yokohama Rubber Co., Ltd. (The)(a)	1,919,636

	Total Japan	881,019,152

	Luxembourg — 0.4%
320,250	ArcelorMittal SA*	7,397,974
53,689	eDreams ODIGEO SA* (a)	272,947
24,947	Stabilus SA	1,761,229
728,363	Tenaris SA	5,903,233

	Total Luxembourg	15,335,383

	Malta — 0.1%
209,169	Kindred Group Plc, SDR*	2,051,818

	Marshall Islands — 0.1%
242,255	Atlas Corp.	2,626,044
288,897	DHT Holdings, Inc.	1,510,931

	Total Marshall Islands	4,136,975

	Mauritius — 0.0%
7,888,300	Golden Agri-Resources, Ltd.	948,995

	Mexico — 0.3%
1,899,580	Cemex SAB de CV, ADR*	9,820,829

	Netherlands — 4.1%
156,692	ABN AMRO Bank NV CVA, GDR* 144A	1,537,598
11,594	Accell Group NV*	366,704
11,625	Adyen NV* 144A	27,096,278
1,962,004	Aegon NV	7,765,973
7,700	AerCap Holdings NV*	350,966
139,199	Affimed NV*	810,138
8,595	ASM International NV	1,892,428
42,031	ASML Holding NV	20,444,814
9,725	ASML Holding NV ADR NYRS	4,743,077
48,569	ASR Nederland NV	1,952,164
58,328	BE Semiconductor Industries NV	3,538,387
109,018	CNH Industrial NV*	1,377,241
27,580	Corbion NV	1,557,355

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Netherlands — continued
50,259	Core Laboratories NV	1,332,366
60,322	Euronext NV 144A	6,653,699
255,272	Fugro NV CVA, GDR* (a)	2,373,769
123,820	Heineken NV	13,819,826
529,900	ING Groep NV*	4,954,112
61,757	Intertrust NV* 144A	1,048,811
375,800	Koninklijke Ahold Delhaize NV	10,626,210
1,250,969	Koninklijke BAM Groep NV* (a)	2,609,712
60,933	Koninklijke Philips NV*	3,263,999
328,648	NN Group NV	14,287,225
217,097	PostNL NV*	741,105
21,300	QIAGEN NV*	1,125,705
223,856	Signify NV* 144A	9,457,732
149,449	STMicroelectronics NV	5,586,321
162,399	STMicroelectronics NV ADR NYRS	6,028,251
50,901	TKH Group NV CVA, ADR	2,462,548
107,925	TomTom NV*	1,114,516
37,966	Wolters Kluwer NV	3,208,065

	Total Netherlands	164,127,095

	New Zealand — 0.1%
110,201	Fletcher Building, Ltd.*	468,134
1,048,704	Pushpay Holdings, Ltd.*	1,366,671
256,400	SKY Network Television, Ltd.*	29,722
394,109	SKYCITY Entertainment Group, Ltd.	910,864

	Total New Zealand	2,775,391

	Norway — 0.6%
100,400	Austevoll Seafood ASA	1,028,397
237,976	DNB ASA*	4,669,493
161,649	Elkem ASA 144A	535,812
121,804	Equinor ASA	2,062,088
369,893	Leroy Seafood Group ASA	2,616,311
113,647	Nordic Semiconductor ASA*	1,831,742
26,925	TGS NOPEC Geophysical Co. ASA	417,305
209,206	Yara International ASA	8,698,642

	Total Norway	21,859,790

	Philippines — 0.0%
6,261,800	Vista Land & Lifescapes, Inc.	610,227

	Portugal — 0.1%
782,528	Banco Espirito Santo SA* (b) (c)	—
737,141	Navigator Co. SA (The)*	2,253,018

	Total Portugal	2,253,018

	Russia — 0.8%
120,640,000	Federal Grid Co. Unified Energy System PJSC	364,704
1,034,110	Gazprom PJSC	2,973,099

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Russia — continued
426,500	Gazprom PJSC, ADR	2,385,841
12,919	LUKOIL PJSC	905,289
67,700	LUKOIL PJSC, ADR	4,627,972
23,645	Magnit PJSC	1,811,951
19,975	MMC Norilsk Nickel PJSC	6,413,981
84,300	MMC Norilsk Nickel PJSC, ADR	2,630,160
29,417	PhosAgro PJSC	1,248,040
8,465	Polyus PJSC	1,746,232
205,880	Rosneft Oil Co. PJSC	1,216,808
45,975,000	ROSSETI PJSC	1,094,234
74,268,000	RusHydro PJSC	787,419
44,800	Tatneft PJSC, ADR	1,827,840

	Total Russia	30,033,570

	Singapore — 0.3%
198,000	Fortune Real Estate Investment Trust REIT	188,709
1,855,300	NetLink NBN Trust	1,354,643
259,300	United Overseas Bank, Ltd.	4,432,026
242,600	Venture Corp., Ltd.	3,564,705
3,718,700	Yangzijiang Shipbuilding Holdings, Ltd.	2,687,064

	Total Singapore	12,227,147

	South Africa — 0.1%
27,420	Anglo American Platinum, Ltd.	2,693,978
272,600	Aspen Pharmacare Holdings, Ltd.*	2,326,669
1,003,000	Old Mutual, Ltd.(a)	817,969

	Total South Africa	5,838,616

	South Korea — 1.5%
8,438	Dong-A ST Co., Ltd.*	688,214
7,997	Hyundai Mobis Co., Ltd.*	1,880,911
93,000	Kia Motors Corp.*	5,342,171
12,961	Kolmar BNH Co., Ltd.*	619,236
19,102	S&T Motiv Co., Ltd.	868,672
612,970	Samsung Electronics Co., Ltd.	45,706,131
26,500	Samyang Foods Co., Ltd.*	2,463,868
14,100	SK Telecom Co., Ltd.	3,089,202
68,214	Top Engineering Co., Ltd.*	649,926

	Total South Korea	61,308,331

	Spain — 3.0%
270,434	Acerinox SA	2,989,256
423,748	Amadeus IT Group SA	30,880,480
5,347,644	Banco de Sabadell SA	2,316,261
1,936,904	Banco Santander SA*	6,014,803
332,828	Bankinter SA	1,801,593
3,928,380	CaixaBank SA	10,098,601
263,650	Cellnex Telecom SA	15,845,568

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Spain — continued
161,200	Enagas SA	3,543,349
173,182	Ercros SA	456,638
34,724	Grupo Catalana Occidente SA	1,238,483
2,018,281	Iberdrola SA	28,892,770
20,191	Let’s GOWEX SA* (b) (c)	—
1,653,980	Mapfre SA(a)	3,223,797
481,400	Mediaset Espana Comunicacion SA*	2,509,212
740,943	Repsol SA(a)	7,479,291

	Total Spain	117,290,102

	Sweden — 2.5%
172,496	Betsson AB*	1,547,991
99,593	Bilia AB Class A*	1,229,670
105,705	BillerudKorsnas AB	1,873,397
159,400	Boliden AB	5,655,875
188,924	Bonava AB Class B*	1,810,439
67,793	Bravida Holding AB 144A	903,901
322,095	Byggmax Group AB* (a)	2,010,017
330,042	Electrolux Professional AB Class B*	1,871,935
290,272	Epiroc AB Class A	5,289,369
75,081	Getinge AB Class B	1,756,222
42,021	Haldex AB*	223,855
212,772	Hexagon AB Class B	19,425,933
85,874	Hexpol AB	920,166
78,133	Inwido AB*	1,146,419
92,088	JM AB	3,258,522
135,346	Lindab International AB	2,808,258
56,623	Nobia AB*	454,015
645,800	SAS AB*	143,510
231,000	Securitas AB Class B	3,733,950
237,400	SKF AB Class B	6,168,749
71,681	SkiStar AB*	932,175
865,968	SSAB AB Class B* (a)	2,760,536
1,678,099	Telefonaktiebolaget LM Ericsson Class B	19,951,122
135,500	Telefonaktiebolaget LM Ericsson, ADR	1,619,225
432,600	Volvo AB Class B*	10,208,508

	Total Sweden	97,703,759

	Switzerland — 8.1%
182,060	ABB, Ltd.	5,089,318
59,200	Adecco Group AG	3,962,070
76,589	Arbonia AG*	1,226,880
5,100	Bachem Holding AG	2,281,860
213	Belimo Holding AG	1,850,602
9,349	BKW AG	1,049,178
110	Chocoladefabriken Lindt & Spruengli AG	1,073,930
76,283	Cie Financiere Richemont SA	6,910,733
76,006	Clariant AG	1,618,228
8,278	Comet Holding AG	1,856,100

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Switzerland — continued
635,800	Credit Suisse Group AG	8,199,695
8,727	dormakaba Holding AG	4,961,047
34,557	Flughafen Zurich AG*	6,102,548
10,900	Geberit AG	6,833,848
7,495	Givaudan SA	31,626,619
27,380	Helvetia Holding AG	2,893,028
27,003	Huber & Suhner AG	2,135,313
37,425	Idorsia, Ltd.* (a)	1,080,475
52,788	Julius Baer Group, Ltd.	3,045,634
92,600	LafargeHolcim, Ltd.*	5,093,288
31,407	Lonza Group AG	20,209,629
328,440	Nestle SA	38,738,791
168,100	Novartis AG	15,907,647
16,367	Partners Group Holding AG	19,256,383
109,589	Roche Holding AG	38,308,729
31,676	Schindler Holding AG	8,550,137
5,275	SGS SA	15,933,311
68,202	Siemens Energy AG*	2,503,457
27,935	Sika AG	7,641,476
9,724	Sonova Holding AG*	2,530,143
22,320	Swatch Group AG (The)	1,180,704
9,402	Swatch Group AG (The) (Bearer Shares)	2,568,678
34,072	Swiss Life Holding AG	15,896,027
7,179	Tecan Group AG	3,523,107
41,936	Temenos AG	5,866,154
992,685	UBS Group AG	14,003,939
11,069	Valora Holding AG*	2,176,359
18,700	Zurich Insurance Group AG	7,901,408

	Total Switzerland	321,586,473

	Taiwan — 1.9%
1,288,000	Chipbond Technology Corp.	3,043,747
759,000	ChipMOS Technologies, Inc.	927,883
1,961,000	Compeq Manufacturing Co., Ltd.	3,035,928
1,854,000	Fubon Financial Holding Co., Ltd.	3,084,721
1,052,000	Hon Hai Precision Industry Co., Ltd.	3,444,516
1,002,000	Taiwan Semiconductor Manufacturing Co., Ltd.	18,900,277
374,475	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	40,832,754

	Total Taiwan	73,269,826

	Thailand — 0.1%
16,831,100	Quality Houses PCL Class F	1,292,107
16,156,000	Sansiri PCL Class F	436,795
775,900	United Paper PCL Class F	336,672

	Total Thailand	2,065,574

	Turkey — 0.1%
98,041	Ford Otomotiv Sanayi AS	1,662,047

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Turkey — continued
1,118,001	Torunlar Gayrimenkul Yatirim Ortakligi AS REIT*	586,640
195,182	Ulker Biskuvi Sanayi AS*	607,671

	Total Turkey	2,856,358

	United Kingdom — 12.3%
484,537	3i Group Plc	7,669,869
98,576	Aggreko Plc	843,525
390,686	Anglo American Plc	12,947,993
27,629	Anglo American Plc, ADR	464,167
336,609	Ashtead Group Plc	15,819,182
194,770	ASOS Plc*	12,734,294
44,067	Associated British Foods Plc*	1,363,774
211,334	AstraZeneca Plc, ADR	10,564,587
319,109	Avast Plc 144A	2,344,606
42,224	AVEVA Group Plc	1,848,133
1,072,500	Babcock International Group Plc*	4,103,483
974,600	BAE Systems Plc	6,511,934
45,361	Bank of Georgia Group Plc*	756,475
1,759,000	Barclays Plc*	3,526,868
280,200	Barratt Developments Plc*	2,566,229
54,979	Bellway Plc	2,220,786
44,100	Berkeley Group Holdings Plc	2,858,595
115,148	BHP Group Plc	3,029,979
250,759	BHP Group Plc, ADR	13,297,750
93,857	Bodycote Plc	956,460
675,052	boohoo Group Plc*	3,165,073
1,923,578	BP Plc	6,699,797
489,607	BP Plc, ADR	10,046,736
283,200	British American Tobacco Plc	10,483,211
1,821,700	BT Group Plc*	3,293,252
1,634,400	Centrica Plc*	1,041,110
164,112	Chemring Group Plc	640,470
356,404	Compass Group Plc	6,640,348
171,681	ConvaTec Group Plc 144A	467,481
208,800	Crest Nicholson Holdings Plc*	929,895
41,426	Croda International Plc	3,735,133
486,748	Diageo Plc	19,149,057
21,700	Diageo Plc, ADR	3,446,177
70,900	Dialog Semiconductor Plc*	3,876,844
1,270,746	Dixons Carphone Plc*	2,011,499
44,534	EMIS Group Plc	658,675
1,308,680	EnQuest Plc*	202,146
212,761	Evraz Plc	1,371,571
302,541	Experian Plc	11,484,512
701,600	Firstgroup Plc*	709,698
22,177	Games Workshop Group Plc	3,395,262
1,011,181	GlaxoSmithKline Plc	18,549,570
247,870	GlaxoSmithKline Plc, ADR	9,121,616
1,456,340	Glencore Plc*	4,638,431

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
52,816	Greggs Plc*	1,292,323
291,788	Halma Plc	9,768,067
622,255	Hays Plc*	1,216,345
592,042	IMI Plc	9,428,245
229,500	Imperial Brands Plc	4,817,092
183,000	Inchcape Plc*	1,609,726
30,282	InterContinental Hotels Group Plc*	1,941,377
87,043	Intermediate Capital Group Plc	2,053,653
130,333	Intertek Group Plc	10,062,398
1,699,153	J Sainsbury Plc	5,237,589
91,998	JD Sports Fashion Plc*	1,081,507
98,807	Johnson Matthey Plc	3,275,306
172,095	Jupiter Fund Management Plc	664,332
2,280,937	Kingfisher Plc*	8,430,870
5,315,800	Lloyds Banking Group Plc*	2,647,887
147,985	London Stock Exchange Group Plc	18,222,103
690,031	M&G Plc	1,867,138
45,276	Mail.Ru Group, Ltd., GDR*	1,190,759
1,263,445	Man Group Plc	2,383,350
676,700	Marks & Spencer Group Plc*	1,260,795
379,651	Marston’s Plc*	392,336
232,017	Meggitt Plc*	1,479,530
603,396	Melrose Industries Plc*	1,468,577
121,665	Micro Focus International Plc*	705,320
484,800	Mitchells & Butlers Plc*	1,593,786
519,456	Mitie Group Plc*	291,129
419,058	Paragon Banking Group Plc	2,798,853
678,900	Pets at Home Group Plc	3,862,427
54,540	Polymetal International Plc	1,255,852
1,132,996	QinetiQ Group Plc	4,952,897
222,741	Reckitt Benckiser Group Plc	19,918,798
480,958	Redrow Plc*	3,757,299
192,666	RELX Plc	4,720,812
226,599	Restaurant Group Plc (The)*	198,859
79,327	Rio Tinto Plc	5,931,449
103,514	Rio Tinto Plc, ADR	7,786,323
364,774	Rolls-Royce Holdings Plc*	554,723
266,653	Rotork Plc	1,159,114
280,222	Royal Dutch Shell Plc Class A	4,971,214
80,100	Royal Dutch Shell Plc Class A, ADR	2,814,714
329,313	Royal Dutch Shell Plc Class A (Amsterdam Exchange)	5,888,432
280,600	Royal Dutch Shell Plc Class B	4,830,630
171,630	Royal Dutch Shell Plc Class B, ADR	5,768,484
30,192	Royal Mail Plc*	139,372
324,347	Sage Group Plc (The)	2,580,390
376,251	Senior Plc*	459,027
156,297	Smith & Nephew Plc	3,226,116
179,054	Spectris Plc	6,897,273
88,941	Spirax-Sarco Engineering Plc	13,732,217
968,534	Stagecoach Group Plc	980,375

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares		Description	Value ($)

		United Kingdom — continued
145,983		SThree Plc*	594,663
650,460		Tate & Lyle Plc	5,996,400
1,435,900		Taylor Wimpey Plc*	3,254,327
2,138,361		Tesco Plc	6,763,894
46,786		Unilever Plc	2,808,864
114,866		Unilever Plc, ADR	6,933,312
74,000		Vistry Group Plc*	950,344
171,647		Vodafone Group Plc, ADR	2,828,743
363,200		Whitbread Plc*	15,390,756
1,765,500		Wm Morrison Supermarkets Plc	4,280,075
147,160		WPP Plc	1,609,282
18,800		WPP Plc, ADR	1,016,704

		Total United Kingdom	488,180,807

		United States — 2.2%
3,166		Alphabet, Inc. Class A*	5,548,858
80,902		Analog Devices, Inc.	11,951,652
46,715		ANSYS, Inc.*	16,994,917
234,890		Cadence Design Systems, Inc.*	32,046,043
143,839		Colgate-Palmolive Co.	12,299,673
0	(d)	International Flavors & Fragrances, Inc.	48
28,097		Nordson Corp.	5,646,092
25,236		Texas Instruments, Inc.	4,141,985

		Total United States	88,629,268

		TOTAL COMMON STOCKS (COST $3,131,135,050)	3,803,463,221

		INVESTMENT COMPANIES — 0.9%

		United States — 0.9%
444,490		iShares MSCI EAFE ETF	32,429,990
55,500		Vanguard FTSE Developed Markets ETF	2,620,155

		Total United States	35,050,145

		TOTAL INVESTMENT COMPANIES (COST $30,875,526)	35,050,145

		PREFERRED STOCKS — 1.4%

		Brazil — 0.1%
757,600		Metalurgica Gerdau SA, 1.41%	1,642,327
444,600		Petroleo Brasileiro SA, 0.00%	2,425,776

		Total Brazil	4,068,103

		Germany — 1.3%
24,811		BMW AG, 4.64%	1,675,734
218,146		Henkel AG & Co. KGaA, 2.07%	24,636,025
75,493		Porsche Automobil Holding SE, 3.98%	5,209,637
257,100		Schaeffler AG, 6.79%	2,150,118
86,598		Volkswagen AG, 3.33%	16,149,962

		Total Germany	49,821,476

		TOTAL PREFERRED STOCKS (COST $50,466,219)	53,889,579

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares		Description	Value ($)

		RIGHTS — 0.0%

		Australia — 0.0%
82,496		IGO, Ltd., Expires 01/15/2021* (b)	—

		Spain — 0.0%
740,943		Repsol SA* (a)	254,477

		TOTAL RIGHTS (COST $260,050)	254,477

		WARRANT — 0.0%

		Switzerland — 0.0%
236,912		Cie Financiere Richemont SA, Expires 11/22/2023 *	61,644

		TOTAL WARRANT (COST $—)	61,644

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENT — 1.4%

		Mutual Fund - Securities Lending Collateral — 1.4%
56,631,500		State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(e) (f)	56,631,500

		TOTAL SHORT-TERM INVESTMENT (COST $56,631,500)	56,631,500

		TOTAL INVESTMENTS — 99.7% (Cost $3,269,368,345)	3,949,350,566

		Other Assets and Liabilities (net) — 0.3%	12,358,664

		NET ASSETS — 100.0%	$3,961,709,230

		Notes to Schedule of Investments:

	*	Non-income producing security.

	(a)	All or a portion of this security is out on loan.

	(b)	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $7,025 which represents 0.0% of net assets. The aggregate tax cost of these securities held at December 31, 2020 was $1,457,972.

	(c)	Level 3 — significant unobservable inputs were used in determining the value of this portfolio security.

	(d)	Fractional Shares, amount rounds to zero.

	(e)	The rate disclosed is the 7-day net yield as of December 31, 2020.

	(f)	Represents an investment of securities lending cash collateral.

	144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $66,968,036 which represents 1.7% of net assets.

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Forward Foreign Currency Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	28,521,756	JPY	3,009,376,000	02/19/21	HSBC Bank USA, N.A.	$(641,026)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
270	MSCI EAFE Index	Mar 2021	$28,765,800	$251,697

Currency Abbreviations

JPY	— Japanese Yen
USD	— U.S. Dollar

Other Abbreviations

ADR	— American Depository Receipt
CDI	— CREST Depository Interest
CVA	— Certificaten Van Aandelen
GDR	— Global Depository Receipt
NYRS	— New York Registry Shares
REIT	— Real Estate Investment Trust
SDR	— Swedish Depository Receipt

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Consumer, Non-cyclical	23.5
Industrial	17.4
Consumer, Cyclical	12.5
Technology	11.4
Financial	11.4
Basic Materials	9.6
Communications	5.3
Energy	3.8
Utilities	2.4
Unaffiliated Funds	0.9
Diversified	0.1
Short-Term Investment	1.4
Other Assets and Liabilities (net)	0.3

100.0%

See accompanying Notes to the Schedule of Investments.